Available-for-sale Investments - Summary of Available-for-sale Investments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Available-for-sale investments	¥ 800	¥ 645
Listed equity investments, at fair value [member]
Disclosure of financial assets [Line Items]
Available-for-sale investments	693	538
Unlisted equity investments, at cost [member]
Disclosure of financial assets [Line Items]
Available-for-sale investments	¥ 107	¥ 107